FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 29,804	£ 16,384
Customer deposits	418,124	415,460
Debt securities in issue	72,450	76,314
Subordinated liabilities	17,922	19,831	£ 23,312
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	29,798	16,395
Customer deposits	411,591	408,571
Debt securities in issue	75,756	79,434
Subordinated liabilities	21,398	22,395
Level 2 of fair value hierarchy [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	23,175	7,279
Customer deposits	2,638	2,462
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Customer deposits	6,850	7,919
Debt securities in issue		216
Gross carrying amount [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	29,804	16,384
Customer deposits	418,124	415,460
Debt securities in issue	72,450	76,314
Subordinated liabilities	17,922	19,831
Gross carrying amount [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	23,175	7,279
Customer deposits	2,638	2,462
At fair value [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	29,798	16,395
Customer deposits	418,441	416,490
Debt securities in issue	75,756	79,650
Subordinated liabilities	21,398	22,395
At fair value [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	23,175	7,279
Customer deposits	£ 2,638	£ 2,462